Cash and cash equivalents - Narratives (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 43,500	$ 20,110	$ 16	$ 105,944	$ 54,242	$ 565	$ 33,407
Canadian dollars
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	16,857			32,444
Mexican Pesos
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	1			35
U.S. dollars
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	26,597			73,465
Money Market Funds
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 1,400
Money Market Funds | U.S. dollars
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents		$ 1,000